NOTE 1- General	12 Months Ended
Dec. 31, 2024
Notes
NOTE 1- General:

NOTE 1- General:

A.Description of the Company and its operations:

BioHarvest Sciences Inc. (the “Company” or “BioHarvest Sciences”), together with its wholly owned subsidiaries, was incorporated under the Business Corporations Act of British Columbia on April 19, 2013. The Company fully owns BioHarvest Ltd., (“BioHarvest”), a company incorporated in Israel, and Superfood Nutraceuticals Inc., ("Superfood") a company incorporated in Delaware, USA.

BioHarvest was incorporated in January 2007 and commenced its activity in July 2007.

In July 2014, BioHarvest Ltd incorporated a Delaware based wholly owned subsidiary, BioHarvest Inc ("BioHarvest Inc").

On October 28, 2020, BioHarvest Sciences incorporated a Delaware based wholly owned subsidiary, Superfood Nutraceuticals Inc. ("Superfood").

The Company is publicly listed on the Nasdaq stock market under the symbol BHST (from November 12, 2024, and onwards), traded on the Frankfurt Stock Exchange under the symbol 8MV, the Munich Stock Exchange under the symbol “8MV”, the Stuttgart Stock Exchange under the symbol “CA09076J1084.SG” and the Tradegate Exchange under the symbol “8MV”.

The registered address of the Company is 1140-625 Howe St., Vancouver, BC V6C 2T6, Canada.

Description of Business

The Company is a biotechnology company that has developed the Botanical Synthesis Platform Technology, which enables the Company to grow, at an industrial scale, the active and beneficial ingredients in certain fruits and plants without the need to grow the plant itself. The Botanical Synthesis Platform Technology is the only non-genetically modified organism platform that can produce plant cells with significantly higher concentrations of active ingredients (as compared to those that are produced naturally), as well as extremely high levels of solubility and bio-availability. The Botanical Synthesis Platform Technology is economical, ensures consistency and avoids the negative environmental impacts associated with traditional agriculture by providing consistent product production, a year-round production cycle and products that are devoid of sugar, calories and contaminants, such as pesticides, heavy metals and residues.

The Company is currently focused on utilizing the Botanical Synthesis Platform Technology to develop the next generation of science-based and clinically proven therapeutic solutions through two business units:

1.The Products Business Unit, comprises:

(a)Nutraceuticals:

Research, development, manufacturing, marketing and sales of science-based health and wellness nutraceutical solutions (capsules, powders, chews and other delivery mechanisms such as coffee, teas and protein bars);

(b)Cosmeceuticals:

Research and development for future manufacturing, marketing and sales of science-based therapeutic cosmeceutical solutions; and

2.The CDMO Services Business Unit

Comprising a Contract Development and Manufacturing Operation (“CDMO”) that offers customers from the pharmaceutical, cosmeceutical, nutraceutical and nutrition industries the development and future manufacturing of specific plant-based active molecules, via an end-to-end service agreement.

B.Going concern:

The Company has incurred losses from operations since its inception. As of December 31, 2024, the Company has an accumulated deficit of $96,418. The Company generated negative cash flows from operating activities of $6,684 and a loss in the amount of $12,913 for the year ended December 31, 2024. As of the date of the issuance of these financial statements, the Company has not yet commenced generating sufficient sales to fund its operations and therefore depends on fundraising from new and existing investors to finance its activities. These factors raise a substantial doubt about the Company's ability to continue as a going concern.

The Company’s management plans to fund near-term anticipated activities based on proceeds from capital fund raising, debt instruments in the form of convertible loans and short-term loans and future revenues.

The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements of the Company were authorized for issue by the Board of Directors on March 31, 2025.

C.War in Israel:

The Company’s principal place of business, operations and its facilities, where most of its employees are employed, are located in Rehovot and Yavne, Israel. In addition, the majority of the Company’s key employees and senior management are Israeli citizens. On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel declared war against Hamas and the Israeli military began to call-up reservists for an active duty. At the same time, there is also a war between Israel and Hezbollah in Lebanon. As of the date of these Consolidated financial statements, these events have had no material impact on the Company’s operations.